Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2022
Entity Registrant Name	dei_EntityRegistrantName	The Advisors’ Inner Circle Fund III
Entity Central Index Key	dei_EntityCentralIndexKey	0001593547
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun. 22, 2023
Document Effective Date	dei_DocumentEffectiveDate	Jun. 22, 2023
Prospectus Date	rr_ProspectusDate	May 01, 2023
FS Multi-Strategy Alternatives Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

The Advisors’ Inner Circle Fund III

FS Multi-Strategy Alternatives Fund

(the “Fund”)

Supplement Dated June 22, 2023 to:

• the Fund’s Summary Prospectus, dated May 10, 2023 (the “Summary Prospectus”);

• the Fund’s Prospectus, dated May 1, 2023, as supplemented (the “Prospectus”); and

• the Fund’s Statement of Additional Information, dated May 1, 2023, as supplemented (the “SAI”).

This supplement provides new and additional information beyond that contained in the Summary Prospectus, Prospectus and SAI, and should be read in conjunction with the Summary Prospectus, Prospectus and SAI.

Chilton Investment Company, Inc. (“Chilton”) no longer serves as a sub-adviser to the Fund. Accordingly, effective immediately, all references to Chilton in the Summary Prospectus, Prospectus and SAI are hereby deleted.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

CHI-SK-041-0100